Quarterly Statements of Operations (Tables)	12 Months Ended
Sep. 30, 2017
Schedule of Quarterly Financial Information

Fiscal Period Ended September 30, 2017

	Three Months Ended (unaudited)			Fiscal Period Ended Sept-30, 2017
(Amounts in 000’s of US$, except per share data)	Mar-31, 2017	Jun-30, 2017	Sept-30, 2017
EXPENSES
Sponsor fees	$13	$22	$16	$51
Gold Delivery Provider fees	7	11	8	26

Total expenses	20	33	24	77

Net investment loss	(20)	(33)	(24)	(77)

Net realized and change in unrealized gain/(loss) on investment in gold and Gold Delivery Agreement
Net realized gain/(loss) from investment in gold sold to pay Sponsor fees	1	1	1	3
Net realized gain/(loss) from Gold Delivery Agreement	(86)	(1,227)	(520)	(1,833)
Net realized gain/(loss) on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees	39	115	116	270
Net realized gain/(loss) from gold distributed for the redemption of shares	—	—	486	486
Net change in unrealized appreciation/(depreciation) from investment in gold	812	(62)	64	814

Net realized and change in unrealized gain/(loss) from investment in gold and Gold Delivery Agreement	766	(1,173)	147	(260)

Net income/(loss)	$746	$(1,206)	$123	$(337)

Net income/(loss) per share	$3.85	$(5.48)	$0.80	$(1.80)

Weighted average number of shares (in 000’s)	194	220	153	187

SPDR Long Dollar Gold Trust [Member]
Schedule of Quarterly Financial Information

Fiscal Period Ended September 30, 2017

	Three Months Ended (unaudited)			Fiscal Period Ended Sept-30, 2017
(Amounts in 000’s of US$, except per share data)	Mar-31, 2017	Jun-30, 2017	Sept-30, 2017
EXPENSES
Sponsor fees	$13	$22	$16	$51
Gold Delivery Provider fees	7	11	8	26

Total expenses	20	33	24	77

Net investment loss	(20)	(33)	(24)	(77)

Net realized and change in unrealized gain/(loss) on investment in gold and Gold Delivery Agreement
Net realized gain/(loss) from investment in gold sold to pay Sponsor fees	1	1	1	3
Net realized gain/(loss) from Gold Delivery Agreement	(86)	(1,227)	(520)	(1,833)
Net realized gain/(loss) on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees	39	115	116	270
Net realized gain/(loss) from gold distributed for the redemption of shares	—	—	486	486
Net change in unrealized appreciation/(depreciation) from investment in gold	812	(62)	64	814

Net realized and change in unrealized gain/(loss) from investment in gold and Gold Delivery Agreement	766	(1,173)	147	(260)

Net income/(loss)	$746	$(1,206)	$123	$(337)

Net income/(loss) per share	$3.85	$(5.48)	$0.80	$(1.80)

Weighted average number of shares (in 000’s)	194	220	153	187